LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	54,009,380	57,755,774
Stock Award Plans
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	3,863,288	3,969,369
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	44,384,041	47,318,882
Contingent Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	3,000,000	3,000,000
Convertible Debentures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	2,762,051	3,467,523